As filed with the Securities and Exchange Commission on April 14, 2020

Securities Act of 1933 Registration No. 2-80543

Investment Company Act of 1940 Registration No. 811-03605

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 100	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 124	[X]
(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-637-1380

(Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:		with a copy to:
	Diana E. McCarthy	Kevin P. O'Rourke
	Faegre Drinker Biddle & Reath LLP	Jose J. Del Real, Esq.
	One Logan Square, Suite 2000	The Northern Trust Company
	Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street
Chicago, Illinois 60603
It Is Proposed That This Filing Become Effective (Check Appropriate Box):
[X] immediately upon filing pursuant to paragraph (b)
[	] On (date) pursuant to paragraph (b)
[	] 60 days after filing pursuant to paragraph (a)(1)
[	] On (date) pursuant to paragraph (a)(1)
[	] 75 days after filing pursuant to paragraph (a)(2)
[	] On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
[	] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NTAC:3NS-20

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 100 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 100 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 14th day of April, 2020.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 100 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name

/s/ Peter K. Ewing

Peter K. Ewing

/s/ Randal E. Rein

Randal E. Rein

/s/ Therese M. Bobek

Therese M. Bobek

/s/ Ingrid LaMae A. de Jongh

Ingrid LaMae A. de Jongh

/s/ Mark G. Doll

Mark G. Doll

/s/ Thomas A. Kloet

Thomas A. Kloet

/s/ David R. Martin

David R. Martin

/s/ Cynthia R. Plouché

Cynthia R. Plouché

/s/ Mary Jacobs Skinner

Mary Jacobs Skinner

/s/ Darek Wojnar

Darek Wojnar

Title	Date
President (Principal	April 14, 2020
Executive Officer)
Treasurer	April 14, 2020
(Principal Financial Officer and
Principal Accounting Officer)
Trustee	April 14, 2020
Trustee	April 14, 2020
Trustee	April 14, 2020
Trustee	April 14, 2020
Trustee	April 14, 2020
Trustee	April 14, 2020
Trustee	April 14, 2020
Trustee	April 14, 2020

Exhibit Index
Exhibit No.	Description
EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase